Expense Example - FidelitySAIUSMomentumIndexFund-PRO - FidelitySAIUSMomentumIndexFund-PRO - Fidelity SAI U.S. Momentum Index Fund - Fidelity SAI U.S. Momentum Index Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141